Leases - Summary of Leases Recognized in Balance Sheet (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,484,521	$ 4,915,035
Lease Liabilities [Abstract]
Current lease liabilities	345,933	353,378
Non-current lease liabilities	4,479,627	4,825,560
Lease liabilities	4,825,560	5,178,938
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,484,521	$ 4,915,035